Risk management - Management adjustments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Commercial Real Estate/ Inflation and interest rate increases		€ 50
Economic sector / portfolio based adjustments	9	38
Mortgage portfolio adjustments	121	112
Climate transition risk	47	29
Other Post Model Adjustments	7	(27)
Total management adjustments	183	€ 203
Other post model adjustments, gross	10
Australia
Disclosure of credit risk exposure [line items]
Economic sector / portfolio based adjustments	9
Retail Banking
Disclosure of credit risk exposure [line items]
Climate transition risk	16
Wholesale Banking
Disclosure of credit risk exposure [line items]
Climate transition risk	€ 31